UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

iClima ETFs

iClima Climate Change Solutions ETF
(Formerly: iClima Global Decarbonization Transition Leaders ETF)

Ticker: CLMA

iClima Distributed Smart Energy ETF
(Formerly: iClima Distributed Renewable Energy Transition Leaders ETF)

Ticker: SHFT

Annual Report

April 30, 2022

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

iClima ETFs

SHAREHOLDER LETTER (Unaudited)

Market Commentary

U.S. equity markets stabilized and grew during 2021 as Covid-19 vaccines became widespread in developed economies but began to falter in 2022, peaking in late March 2022, primarily due to the potential of the Federal Reserve’s warning of interest rate hikes in the face of widespread inflation. Additionally, global markets began to grind lower in early 2022 amid a constrained global supply chain and due to the Russian invasion of Ukraine, which occurred near the end of February 2022. While most global economies were modestly to fully reopened in 2021, the threat of lingering Covid-19 outbreaks, such as the Omicron variant, led to cautious optimism throughout the investing world. All of the factors mentioned above led to volatile trading in all global markets.

The information presented in this report relates to each Fund’s performance for the period since inception on July 20, 2021 through April 30, 2022 (the “fiscal period”).

The iClima Climate Change Solutions ETF

The iClima Climate Change Solutions ETF (“CLMA”) seeks to track the performance, before fees and expenses, of the iClima Global Decarbonisation Enablers Index (the “CLMA Index”).

Index Description:

The CLMA Index follows a rules-based methodology that tracks the performance of the equity securities of publicly-traded large-, mid-, and small-capitalization U.S. and non-U.S. companies in developed and emerging markets that are selected based on metrics that quantify a company’s contribution to avoidance of carbon dioxide equivalents (“CO2e Avoidance”). The CLMA Index includes companies from five sectors: green energy, green transportation, water and waste improvements, decarbonization enabling solutions, and sustainable products.

Fund Description:

CLMA invests all, or substantially all, of its assets in the component securities that make up the CLMA Index.

Performance Overview:

During the fiscal period, CLMA generated a total return of -20.01% (NAV) and -20.35% (Market). This compares to the -18.65% total return of the CLMA Index, and the -7.71% total return of the benchmark, the Dow Jones Global Index TR, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Energy and Financials were the leading contributors, while Industrials, Information Technology, and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Soquimich Comercial S.A., Weyerhauser Co., and Edison International. Conversely, the leading detractors included Docusign, Inc., Nio Inc., and Zoom Video Communications, Inc.

The iClima Distributed Smart Energy ETF

The iClima Distributed Smart Energy ETF (“SHFT”) seeks to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index (the “SHFT Index”).

Index Description:

The SHFT Index is a rules-based index that seeks to identify a global portfolio of companies within the investment universe that provide products and services that enable the practice of distributed energy generation. Distributed energy generation encompasses the growing trend of decentralizing electrical supply services in favor of small, consumer-specific sources of power such as microturbines, wind turbines, solar cells, etc., at or near where the electricity will be used.

The SHFT Index includes companies from seven areas: 1) distributed power sources; 2) distributed energy storage; 3) vehicle-to-grid and electrical vehicle charging; 4) virtual power plants; 5) microgrid and smart grids; 6) smart houses and building energy management; and 7) software and systems for distributed energy resources.

2

iClima ETFs

Fund Description:

SHFT invests all, or substantially all, of its assets in the component securities that make up the SHFT Index.

Performance Overview:

During the fiscal period, SHFT generated a total return of -22.06% (NAV) and -22.58% (Market). This compares to the -21.77% total return of the SHFT Index, and the -7.71% total return of the benchmark, the Dow Jones Global Index TR, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Utilities was the leading contributor, while Industrials and Information Technology were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Quanta Services, Inc., Tesla, Inc., and Dialog Semiconductor PLC. Conversely, the leading detractors included Stem Inc., Vivant Smart Home, Inc., Sunrun Inc.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a Fund’s holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets.

The Dow Jones Global Index aims to provide 95% market capitalization coverage of stocks globally, including developed and emerging regions. It is not possible to invest directly in an index. Holdings are subject to change.

SHAREHOLDER LETTER (Unaudited) (Continued)

3

iClima ETFs

iClima Climate Change Solutions ETF PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,000
$9,000
$8,000
$7,000
7/20/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
iClima Climate Change Solutions ETF - NAV
iClima Climate Change Solutions ETF - Market
iClima Global Decarbonisation Enablers Index USD TR
Dow Jones Global Index TR

Cumulative Returns for the Year Ended April 30, 2022:	Since Inception (7/20/2021)	Ending Values (4/30/2022)
iClima Climate Change Solutions ETF - NAV	-20.01%	$7,999
iClima Climate Change Solutions ETF - Market	-20.35%	$7,965
iClima Global Decarbonisation Enablers Index USD TR	-18.65%	$8,135
Dow Jones Global Index	-7.71%	$9,229

This chart illustrates the performance of a hypothetical $10,000 investment made on July 20, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 931-6560. The Fund’s expense ratio is 0.65% (as of the Fund’s most recently filed Prospectus).

4

iClima ETFs

iClima Distributed Smart Energy ETF PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
7/20/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
iClima Distributed Smart Energy ETF - NAV
iClima Distributed Smart Energy ETF - Market
iClima Distributed Renewable Energy Index TR
Dow Jones Global Index TR

Cumulative Returns for the Year Ended April 30, 2022:	Since Inception (7/20/2021)	Ending Values (4/30/2022)
iClima Distributed Smart Energy ETF - NAV	-22.06%	$7,794
iClima Distributed Smart Energy ETF - Market	-22.58%	$7,742
iClima Distributed Renewable Energy Index TR	-21.77%	$7,823
Dow Jones Global Index	-7.71%	$9,229

This chart illustrates the performance of a hypothetical $10,000 investment made on July 20, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 931-6560. The Fund’s expense ratio is 0.65% (as of the Fund’s most recently filed Prospectus).

iClima ETFs

5

iCLIMA CLIMATE CHANGE SOLUTIONS ETF PORTFOLIO ALLOCATION at April 30, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Industrial	31.5%
Energy	16.9
Utilities	13.7
Basic Materials	12.5
Consumer, Cyclical	10.4
Financial	4.3
Technology	4.2
Consumer, Non-cyclical	3.5
Communications	2.8
Cash & Cash Equivalents(1)	0.2
100.0%

iCLIMA DISTRIBUTED SMART ENERGY ETF PORTFOLIO ALLOCATION at April 30, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Industrial	45.4%
Energy	30.3
Consumer, Cyclical	12.4
Technology	6.0
Consumer, Non-cyclical	3.7
Utilities	2.0
Cash & Cash Equivalents(2)	0.2
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

(2)Represents cash, short-term investments and liabilities in excess of other assets.

iClima Climate Change Solutions ETF

6

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022

	Shares	Value
Common Stocks — 98.4%
Auto Manufacturers — 5.7%
Arcimoto, Inc.(1)	969	$3,256
BYD Co. Ltd. - H Shares(3)	700	21,037
Kandi Technologies Group, Inc.(1)	1,768	4,508
Li Auto, Inc. - Class A - ADR(1)(3)	576	12,920
NFI Group, Inc.(3)	340	3,136
NIO, Inc. - Class A - ADR(1)(3)	733	12,241
Tesla, Inc.(1)	20	17,415
Workhorse Group, Inc.(1)	1,768	5,322
XPeng, Inc. - ADR(1)(3)	488	12,010
		91,845
Auto Parts & Equipment — 1.7%
Aptiv PLC(1)(3)	125	13,300
BorgWarner, Inc.	272	10,018
Proterra, Inc.(1)	676	4,198
		27,516
Beverages — 0.3%
Oatly Group AB - ADR(1)(3)	1,505	5,358

Building Materials — 2.6%
Cie de Saint-Gobain(3)	258	15,332
Kingspan Group PLC(3)	169	15,878
Lixil Corp.(3)	612	10,836
		42,046
Chemicals — 7.2%
Albemarle Corp.	73	14,076
Carbios SACA(1)(3)	130	4,342
Ecolab, Inc.	94	15,918
Ecopro Co. Ltd.(3)	117	8,011
Johnson Matthey PLC(3)	434	12,124
Koninklijke DSM NV(3)	96	16,265
Novozymes A/S - B Shares(3)	245	17,171
Umicore SA(3)	353	13,753
Wacker Chemie AG(3)	85	13,643
		115,303
Commercial Services — 1.4%
Quanta Services, Inc.	156	18,093
Vivint Smart Home, Inc.(1)	824	4,318
		22,411
Distribution/Wholesale — 2.4%
Ferguson PLC(3)	112	14,258
LKQ Corp.	285	14,145
Resideo Technologies, Inc.(1)	417	9,378
		37,781

	Shares	Value
Common Stocks — 98.4% (Continued)
Diversified Financial Services — 1.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	260	$10,397
London Stock Exchange Group PLC(3)	181	17,989
		28,386
Electric — 12.7%
ACEA SpA(3)	553	9,550
Algonquin Power & Utilities Corp.(3)	864	12,574
Ameresco, Inc. - Class A(1)	109	5,498
Audax Renovables SA(3)	4,112	5,249
Boralex, Inc.(3)	206	6,207
Contact Energy Ltd.(3)	2,177	11,558
Edison International	264	18,161
EDP Renovaveis SA(3)	784	18,725
Encavis AG=	368	8,133
Iberdrola SA(3)	1,584	18,398
Innergex Renewable Energy, Inc.(3)	350	4,710
Mercury NZ Ltd.(3)	3,080	12,115
Meridian Energy Ltd.(3)	4,028	12,392
Northland Power, Inc.(3)	364	11,042
Ormat Technologies, Inc.	160	12,432
Orsted AS(3)	164	18,442
Verbund AG(3)	169	18,221
		203,407
Electrical Components & Equipment — 8.6%
ABB Ltd.(3)	517	15,766
Acuity Brands, Inc.	56	9,659
Blink Charging Co.(1)	264	5,042
ChargePoint Holdings, Inc.(1)	784	10,145
China High Speed Transmission Equipment Group Co. Ltd.(1)(3)	9,340	5,238
EnerSys	69	4,517
Generac Holdings, Inc.(1)	56	12,285
Littelfuse, Inc.	48	11,004
Nexans SA(3)	113	10,443
Nuvve Holding Corp.(1)	829	5,927
Prysmian SpA(3)	396	13,043
Schneider Electric SE(3)	105	15,253
SMA Solar Technology AG(3)	162	7,472
Xinjiang Goldwind Science & Technology, Co. Ltd. - H Share(3)	8,062	11,590
		137,384

iClima Climate Change Solutions ETF

7

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Shares	Value
Common Stocks — 98.4% (Continued)
Electronics — 3.9%
Advanced Energy Industries, Inc.	64	$4,897
Azbil Corp.(3)	272	8,345
Badger Meter, Inc.	53	4,277
Halma PLC(3)	464	14,418
Itron, Inc.(1)	92	4,396
Smart Metering Systems PLC(3)	545	5,645
Trimble, Inc.(1)	216	14,407
Vicor Corp.(1)	113	6,839
		63,224
Energy-Alternate Sources — 16.9%
Atlantica Sustainable Infrastructure PLC(3)	325	10,043
Ballard Power Systems, Inc.(1)(3)	553	4,617
Canadian Solar, Inc.(1)(3)	196	5,394
Ceres Power Holdings PLC(1)(3)	700	6,547
Enphase Energy, Inc.(1)	116	18,722
Falck Renewables SpA(3)	586	5,462
First Solar, Inc.(1)	161	11,758
Fluence Energy, Inc.(1)	617	5,658
FuelCell Energy, Inc.(1)	1,245	5,080
ITM Power PLC(1)(3)	1,576	6,557
JinkoSolar Holding Co. Ltd. - ADR(1)(3)	124	6,356
Landis+Gyr Group AG(3)	85	4,799
Luoyang Glass, Co. Ltd. - H Share(1)(3)	3,677	5,014
Maxeon Solar Technologies Ltd.(1)(3)	542	6,276
Meyer Burger Technology AG(1)(3)	13,084	6,308
NEL ASA(1)(3)	3,588	5,242
Neoen SA(1)(3)	284	11,445
NextEra Energy Partners LP	144	9,599
Nordex SE(1)(3)	360	5,290
Plug Power, Inc.(1)	565	11,876
PowerCell Sweden AB(1)(3)	313	4,671
Renewable Energy Group, Inc.(1)	136	8,304
RENOVA, Inc.(1)(3)	408	5,092
Scatec ASA(3)	392	4,860
Shoals Technologies Group, Inc. - Class A(1)	336	3,353
Siemens Gamesa Renewable Energy SA(1)(3)	793	12,821
SolarEdge Technologies, Inc.(1)	52	13,021
Solaria Energia y Medio Ambiente SA(1)(3)	332	7,467
Stem, Inc.(1)	466	3,341
Sunnova Energy International, Inc.(1)	290	5,008
SunPower Corp.(1)	353	5,828
Sunrun, Inc.(1)	425	8,492

	Shares	Value
Common Stocks — 98.4% (Continued)
Energy-Alternate Sources — 16.9% (Continued)
TPI Composites, Inc.(1)	497	$5,686
Vestas Wind Systems(3)	637	16,516
Xinyi Solar Holdings Ltd.(3)	8,926	13,470
		269,973
Engineering & Construction — 1.7%
Acciona SA(3)	76	15,033
Alfen Beheer BV(1)(3)	77	7,001
MYR Group, Inc.(1)	60	4,745
		26,779
Environmental Control — 4.1%
Ecopro HN Co. Ltd.(3)	138	5,505
Li-Cycle Holdings Corp.(1)(3)	738	4,789
Pentair PLC(3)	196	9,947
Republic Services, Inc.	136	18,261
TOMRA Systems ASA(3)	236	9,443
Waste Connections, Inc.(3)	125	17,334
		65,279
Food — 1.8%
Beyond Meat, Inc.(1)	86	3,172
HelloFresh SE(1)(3)	184	7,877
Kerry Group PLC(3)	129	14,289
Tattooed Chef, Inc.(1)	425	3,396
		28,734
Forest Products & Paper — 3.4%
Ence Energia y Celulosa SA(1)(3)	2,150	8,147
Mondi PLC(3)	482	9,138
Sumitomo Forestry Co. Ltd.(3)	652	10,060
Suzano SA(3)	1,098	11,086
UPM-Kymmene Oyj(3)	441	15,371
		53,802
Hand/Machine Tools — 0.6%
Regal Rexnord Corp.	73	9,288
Industrial-Other — 1.0%
Nibe Industries AB - B Shares(1)(3)	1,644	16,357

Internet — 1.6%
Lyft, Inc. - Class A(1)	321	10,465
Uber Technologies, Inc.(1)	469	14,764
		25,229
Leisure Time — 0.2%
Niu Technologies - Class A - ADR(1)(3)	405	3,868

iClima Climate Change Solutions ETF

8

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Shares	Value
Common Stocks — 98.4% (Continued)
Machinery-Construction & Mining — 0.9%
Bloom Energy Corp. - Class A(1)	349	$6,477
Doosan Fuel Cell Co. Ltd.(1)(3)	198	5,494
Volta, Inc.(1)	1,156	2,416
		14,387
Machinery-Diversified — 1.7%
IDEX Corp.	76	14,426
KION Group AG(3)	141	7,923
McPhy Energy SA(1)(3)	309	5,708
		28,057
Mining — 0.6%
Livent Corp.(1)	457	9,761
Miscellaneous Manufacturing — 4.0%
A.O. Smith Corp.	162	9,466
Alstom SA(3)	412	9,180
Eaton Corp PLC(3)	109	15,807
Siemens AG(3)	112	13,916
Trane Technologies PLC(3)	108	15,108
		63,477
Packaging & Containers — 1.4%
DS Smith PLC(3)	2,244	9,322
Klabin SA(3)	2,270	9,576
Lee & Man Paper Manufacturing Ltd.(3)	9,197	4,431
		23,329
Real Estate — 0.8%
Vonovia SE(3)	312	12,508
Real Estate Investment Trusts (REITS) — 1.7%
PotlatchDeltic Corp.	196	10,857
Weyerhaeuser Co.	397	16,364
		27,221
Retail — 0.4%
EVgo, Inc. - Class A(1)	637	5,771
Semiconductors — 2.7%
Applied Materials, Inc.	124	13,684
Infineon Technologies AG(3)	426	12,336
Veeco Instruments, Inc.(1)	202	4,630
Wolfspeed, Inc.(1)	131	12,014
		42,664

	Shares	Value
Common Stocks — 98.4% (Continued)
Software — 1.5%
Bandwidth, Inc. - Class A(1)	92	$2,035
DocuSign, Inc.(1)	133	10,773
Zoom Video Communications, Inc. - Class A(1)	118	11,749
		24,557
Telecommunications — 1.2%
Samsung SDI Co. Ltd.(3)	41	19,945
Transportation — 0.9%
East Japan Railway Co.(3)	269	14,158
Water — 1.0%
American Water Works Co., Inc.	101	15,562
Total Common Stocks
(Cost $1,885,849)		1,575,367
Preferred Stocks — 1.4%
Chemicals — 1.4%
Sociedad Quimica y Minera de Chile SA - B Shares(3)	295	21,890
Total Preferred Stocks
(Cost $16,907)		21,890
Short-Term Investments — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund - Class X, 0.220%(2)	814	814
Total Short-Term Investments
(Cost $814)		814
Total Investments in Securities — 99.9%
(Cost $1,903,570)		1,598,071
Other Assets Less Liabilities - 0.1%		1,708
Total Net Assets — 100.0%		$1,599,779

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of April 30, 2022.

(3)Foreign issued security.

iClima Distributed Smart Energy ETF

9

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022

	Shares	Value
Common Stocks — 99.8%
Auto Manufacturers — 7.0%
BYD Co. Ltd. - H Shares(4)	2,247	$67,529
Cummins, Inc.	167	31,595
Tesla, Inc.(1)	42	36,572
		135,696
Auto Parts & Equipment — 1.6%
Proterra, Inc.(1)	4,907	30,472
Commercial Services — 3.7%
Quanta Services, Inc.	365	42,333
Vivint Smart Home, Inc.(1)	5,604	29,365
		71,698
Distribution/Wholesale — 1.7%
Resideo Technologies, Inc.(1)	1,522	34,230
Electric — 2.0%
Ameresco, Inc. - Class A(1)	765	38,587
Electrical Components & Equipment — 18.6%
ABB Ltd.(4)	1,068	32,569
Blink Charging Co.(1)	1,870	35,717
ChargePoint Holdings, Inc.(1)	2,814	36,413
EnerSys	508	33,254
Generac Holdings, Inc.(1)	134	29,397
Nexans SA(4)	411	37,982
Nuvve Holding Corp.(1)	5,578	39,883
Prysmian SpA(4)	1,117	36,789
Schneider Electric SE(4)	217	31,523
SMA Solar Technology AG(4)	1,066	49,166
		362,693
Electronics — 8.1%
Advanced Energy Industries, Inc.	438	33,516
Itron, Inc.(1)	627	29,958
Smart Metering Systems PLC(4)	3,460	35,838
Trimble, Inc.(1)	520	34,684
Vicor Corp.(1)	401	24,268
		158,264
Energy-Alternate Sources — 30.3%
Ballard Power Systems, Inc.(1)(4)	3,774	31,508
Canadian Solar, Inc.(1)(4)	1,427	39,271
Cleanspark, Inc.(1)	5,646	36,643
Enphase Energy, Inc.(1)	272	43,901
Fluence Energy, Inc.(1)	2,122	19,459
FuelCell Energy, Inc.(1)	9,041	36,887

	Shares	Value
Common Stocks — 99.8% (Continued)
Energy-Alternate Sources — 30.3% (Continued)
ITM Power PLC(1)(4)	10,021	$41,694
Landis+Gyr Group AG(4)	570	32,180
Meyer Burger Technology AG(1)(4)	98,975	47,721
Plug Power, Inc.(1)	1,735	36,470
SolarEdge Technologies, Inc.(1)	158	39,565
Stem, Inc.(1)	3,029	21,718
Sunnova Energy International, Inc.(1)	1,991	34,385
SunPower Corp.(1)	2,404	39,690
Sunrun, Inc.(1)	1,529	30,549
Xinyi Solar Holdings Ltd.(4)	38,691	58,385
		590,026
Engineering & Construction — 4.0%
Alfen Beheer BV(1)(4)	509	46,276
MYR Group, Inc.(1)	409	32,348
		78,624
Hand/Machine Tools — 2.6%
Meidensha Corp.(4)	2,776	50,481

Industrial-Other — 1.9%
Nibe Industries AB - B Shares(1)(4)	3,771	37,520

Machinery-Constr&Mining — 3.3%
Bloom Energy Corp. - Class A(1)	2,542	47,179
Volta, Inc.(1)	7,876	16,461
		63,640
Metal Fabricate/Hardware — 2.3%
Valmont Industries, Inc.	177	44,039

Miscellaneous Manufacturing — 4.6%
Alstom SA(4)	1,160	25,845
Eaton Corp. PLC(4)	235	34,080
Siemens AG(4)	238	29,572
		89,497
Retail — 2.1%
EVgo, Inc.(1)	4,631	41,957
Semiconductors — 4.7%
Analog Devices, Inc.	224	34,581
Infineon Technologies AG(4)	907	26,265
NXP Semiconductors NV(4)	180	30,762
		91,608

iClima Distributed Smart Energy ETF

10

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Software — 1.3%
Veritone, Inc.(1)	2,425	$26,263
Total Common Stocks
(Cost $2,435,890)		1,945,295

Short-Term Investments — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund - Class X, 0.220%(2)	3,839	3,839
Total Short-Term Investments
(Cost $3,839)		3,839
Total Investments in Securities — 100.0%
(Cost $2,439,729)		1,949,134
Liabilities in Excess of Other Assets - (0.0)%(3)		(686)
Total Net Assets — 100.0%		$1,948,448

Percentages are stated as a percent of net assets.

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of April 30, 2022.

(3)Does not round to 0.5% or (0.5)%, as applicable.

(4)Foreign issued security.

iClima ETFs

11

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022

	iClima Climate Change Solutions ETF	iClima Distributed Smart Energy ETF
Assets:
Investments in securities, at value (Note 2)	$1,598,071	$1,949,134
Cash	134	—
Receivables:
Investment securities sold	1,112	—
Dividends and interest	1,245	482
Total assets	1,600,562	1,949,616

Liabilities:
Payables:
Management fees (Note 4)	783	1,168
Total liabilities	783	1,168
Net Assets	$1,599,779	$1,948,448

Components of Net Assets:
Paid-in capital	$1,954,208	$2,456,266
Total distributable (accumulated) earnings (losses)	(354,429)	(507,818)
Net assets	$1,599,779	$1,948,448

Net Asset Value (unlimited shares authorized):
Net assets	$1,599,779	$1,948,448
Shares of beneficial interest issued and outstanding	100,000	125,000
Net asset value	$16.00	$15.59

Cost of investments	$1,903,570	$2,439,729

iClima ETFs

12

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2022

	iClima Climate Change Solutions ETF(1)	iClima Distributed Smart Energy ETF(1)
Investment Income:
Dividend income*	$7,926	$7,559
Interest income	2	—
Total investment income	7,928	7,559

Expenses:
Management fees (Note 4)	6,202	10,582
Total expenses	6,202	10,582
Net investment income (loss)	1,726	(3,023)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(50,530)	(16,318)
Foreign currency transactions	(91)	(568)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(305,534)	(490,625)
Net realized and unrealized gain (loss) on investments	(356,155)	(507,511)
Net increase (decrease) in net assets resulting from operations	$(354,429)	$(510,534)

* Net of fees and foreign witholding tax of	$906	$1,126

(1)The Funds commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

iClima Climate Change Solutions ETF

13

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended April 30, 2022(1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,726
Net realized gain (loss) on investments and foreign currency transactions	(50,621)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(305,534)
Net increase (decrease) in net assets resulting from operations	(354,429)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	1,954,208
Total increase (decrease) in net assets	1,599,779

Net Assets:
Beginning of period	—
End of period	$1,599,779

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(2)Summary of share transactions is as follows:

	For the Period Ended April 30, 2022(1)
	Shares	Value
Shares sold	100,000	$1,954,208
Shares redeemed	—	—
Net increase (decrease)	100,000	$1,954,208

iClima Distributed Smart Energy ETF

14

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended April 30, 2022(1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(3,023)
Net realized gain (loss) on investments and foreign currency transactions	(16,886)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(490,625)
Net increase (decrease) in net assets resulting from operations	(510,534)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	2,458,982
Total increase (decrease) in net assets	1,948,448

Net Assets:
Beginning of period	—
End of period	$1,948,448

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(2)Summary of share transactions is as follows:

	For the Period Ended April 30, 2022(1)
	Shares	Value
Shares sold	125,000	$2,458,982
Shares redeemed	—	—
Net increase (decrease)	125,000	$2,458,982

iClima Climate Change Solutions ETF

15

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

For the Period Ended April 30, 2022(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss) on investments	(4.03)
Total from investment operations	(4.00)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$16.00
Total return(3)(4)	(20.01)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.6
Portfolio turnover rate(3)(5)	37%
Ratio of expenses to average net assets(6)	0.65%
Ratio of net investment income (loss) to average net assets(6)	0.18%

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

iClima Distributed Smart Energy ETF

16

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

For the Period Ended April 30, 2022(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.38)
Total from investment operations	(4.41)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$15.59
Total return(3)(4)	(22.06)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.9
Portfolio turnover rate(3)(5)	41%
Ratio of expenses to average net assets(6)	0.65%
Ratio of net investment income (loss) to average net assets(6)	(0.19)%

(1)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

17

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022

NOTE 1 – ORGANIZATION

The iClima Climate Change Solutions ETF and iClima Distributed Smart Energy ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on July 20, 2021.

The investment objective of the iClima Climate Change Solutions ETF is to seek to track the performance, before fees and expenses, of the iClima Global Decarbonization Enablers Index (an “Index”). The investment objective of the iClima Distributed Smart Energy ETF is to seek to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index (an “Index” and together with the iClima Global Decarbonization Enablers Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs,”) Business Development Companies (“BDCs,”) and Master Limited Partnerships (“MLPs,”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ,”) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds are valued at net asset value.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

18

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2022:

iClima Climate Change Solutions ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,575,367	$—	$—	$1,575,367
Preferred Stocks(1)	21,890			21,890
Short-Term Investments	814	—	—	814
Total Investments in Securities	$1,598,071	$—	$—	$1,598,071

iClima Distributed Smart Energy ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,945,295	$—	$—	$1,945,295
Short-Term Investments	3,839	—	—	3,839
Total Investments in Securities	$1,949,134	$—	$—	$1,949,134

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of April 30, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identifiy their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

19

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

F .Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of a Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to net operating loss. For the period ended April 30, 2022, the following adjustments were made:

	Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
iClima Distributed Smart Energy ETF	$(2,716)	$2,716

For the period ended April 30, 2022, no reclassification adjustments were made for the iClima Climate Change Solutions ETF.

J.Recent Issued Accounting Pronouncements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risk of Investing in CO2e Avoidance Companies (as defined in the Funds’ prospectus) (iClima Climate Change Solutions ETF Only). The underlying Index’s decarbonization methodology, and thus the Fund’s investment strategy, limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies based on decarbonization ratings. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out of the decarbonization methodology.

20

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

B.Associated Risk of Investing in Distributed Energy Companies (as defined in the Fund’s prospectus) (iClima Distributed Smart Energy ETF Only). Distributed Energy Companies typically face intense competition, potentially short product lifecycles and potentially rapid product obsolescence (e.g., when a better, higher utility solution becomes available) due to anticipated and frequent technological improvements. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, subsidies and other governmental regulations and policies. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Distributed Energy Companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources (such as lithium, copper and cobalt), technological developments and labor relations. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on Distributed Energy Companies. Renewable energy resources may be highly dependent upon on government policies that support renewable generation and enhance the economic viability of owning renewable electric generation assets. Investors should additionally take notice of the distinction between implemented government policy based on legislation and less guaranteed commitments which may be aspirational, subject to political risk, and difficult to enforce. Additionally, adverse environmental conditions may cause fluctuations in renewable electric generation and adversely affect the cash flows associated with Distributed Energy Companies.

C.Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated. In such event, the value of Fund shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

D.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

E.Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

For the period ended April 30, 2022, pursuant to Section 853 of the Internal Revenue code, the iClima Climate Change Solutions ETF designated $766 as foreign taxes paid. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. This amount may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the iClima Climate Change Solutions ETF. The iClima Distributed Smart Energy ETF did not pay any foreign taxes for the period ended April 30, 2022.

F.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

G.Emerging and Developing Markets Risk. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Funds to decline in value. Because of these risk factors, the Funds’ investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. The

21

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

index provider may have less reliable or outdated information from emerging or developing market companies due to issues associated with the regulatory, accounting, auditing, and financial reporting and recordkeeping standards when assessing if a company should be included in the Index.

H.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Acra, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

I.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

22

iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.Non-Diversification Risk. Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held more diversified portfolios. This may increase a Fund’s volatility and have a greater impact on a Fund’s performance.

K.Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

L.Sector Risk. At times the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

M.Industrials Sector Risk. The Funds may invest in companies in the industrials sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund of 0.65%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of a Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”). The Management Fee incurred is paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

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iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
iClima Climate Change Solutions ETF	$512,916	$473,043
iClima Distributed Smart Energy ETF	886,007	904,078

For the period ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
iClima Climate Change Solutions ETF	$1,914,422	$—
iClima Distributed Smart Energy ETF	2,469,864	—

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

During the period ended April 30, 2022, there were no distributions from the Funds.

As of April 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	iClima Climate Change Solutions ETF	iClima Distributed Smart Energy ETF
Cost of investments (1)	$1,921,922	$2,456,215
Gross tax unrealized appreciation	$38,381	$52,627
Gross tax unrealized depreciation	(362,267)	(559,738)
Net tax unrealized appreciation (depreciation)	(323,886)	(507,111)
Undistributed ordinary income (loss)	789	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	789	—
Other accumulated gain (loss)	(31,332)	(707)
Total accumulated gain (loss)	$(354,429)	$(507,818)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of a Fund’s next taxable year. As of April 30, 2022, the iClima Distributed Smart Energy ETF had late year losses of $707. The iClima Climate Change Solutions ETF did not have any late year losses as of April 30, 2022. As of April 30, 2022, the iClima Climate Change Solutions ETF had a short-term capital loss carryover of $31,332, which does not expire.

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iClima ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the iClima Climate Change Solutions ETF and iClima Distributed Smart Energy ETF is $2,000 and $500, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The iClima Climate Change Solutions ETF liquidated effective on June 17, 2022.

At a Board meeting held on June 17, 2022, the Board approved several changes to the iClima Distributed Smart Energy ETF. The Board approved a change in the Fund’s name to the “SoFi Smart Energy ETF,” a change in the Fund’s ticker symbol from “SHFT” to “ENRG,” and a reduction in the Fund’s unitary management fee from 0.65% to 0.59%. In connection with these changes, Social Finance, Inc. will become the Fund sponsor, replacing iClima Earth Americas, Inc. It is anticipated that these changes will become effective on or about July 25, 2022.

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iClima ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders iClima ETFs and
Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iClima Climate Change Solutions ETF (formerly iClima Global Decarbonization Transition Leaders ETF) and iClima Distributed Smart Energy ETF (formerly iClima Distributed Renewable Energy Transition Leaders ETF) (the “Funds”), each a series of Tidal ETF Trust, as of April 30, 2022, the related statements of operations and changes in net assets and the financial highlights for the period from July 20, 2021 (commencement of operations) to April 30, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Toroso Investments, LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2022

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iClima ETFs

EXPENSE EXAMPLE For the Six-Months Ended April 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2021 to April 30, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but is not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

iClima Climate Change Solutions ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 744.70	$ 2.81
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.57	$ 3.26

(1) The actual expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

iClima Distributed Smart Energy ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 672.50	$ 2.70
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.57	$ 3.26

(1) The actual expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

27

iClima ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the iClima Climate Change Solutions ETF and iClima Distributed Smart Energy ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

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iClima ETFs

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018).	30	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	30	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	30	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	30

Tidal ETF Trust II
(since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

29

iClima ETFs

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020), Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

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iClima ETFs

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended April 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended April 30, 2022 was 0.00% for the iClima Climate Change Solutions ETF and 0.00% for the iClima Distributed Smart Energy ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2022 was 0.00% for the iClima Climate Change Solutions ETF and 0.00% for the iClima Distributed Smart Energy ETF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended April 30, 2022 was 0.00% for the iClima Climate Change Solutions ETF and 0.00% for the iClima Distributed Smart Energy ETF.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 931-6560 or by accessing the Funds’ website at www.iclimaetfs.earth. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available upon request without charge by calling (833) 931-6560 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.iclimaetfs.earth. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 931-6560. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.iclimaetfs.earth.

INFORMATION ABOUT THE Funds’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 931-6560. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.iclimaetfs.earth.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
iClima Climate Change Solutions ETF	CLMA	886364694
iClima Distrbuted Smart Energy ETF	SHFT	886364686

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

iClima Climate Change Solutions ETF

FYE 04/30/2022
Audit Fees	$12,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

iClima Distributed Smart Energy ETF

FYE 04/30/2022
Audit Fees	$12,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

      Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

      Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

By (Signature and Title)*

/s/ Daniel H. Carlson

      Daniel H. Carlson, Treasurer/Principal Financial Officer

Date

July 6, 2022

* Print the name and title of each signing officer under his or her signature.